Exhibit 99.6 Schedule 10

Rating Agency Grades
Run Date - 12/07/2023 8:58:42 AM
LOAN INFORMATION				INITIAL CREDIT LOAN GRADES					INITIAL COMPLIANCE LOAN GRADES					INITIAL PROPERTY LOAN GRADES					INITIAL OVERALL LOAN GRADES					FINAL CREDIT LOAN GRADES					FINAL COMPLIANCE LOAN GRADES					FINAL PROPERTY LOAN GRADES					FINAL OVERALL LOAN GRADES
Evolve Loan ID	Customer Loan ID	Seller Loan ID	Original Loan Amount	DBRS	Fitch	Kroll	Moody's	S&P	DBRS	Fitch	Kroll	Moody's	S&P	DBRS	Fitch	Kroll	Moody's	S&P	DBRS	Fitch	Kroll	Moody's	S&P	DBRS	Fitch	Kroll	Moody's	S&P	DBRS	Fitch	Kroll	Moody's	S&P	DBRS	Fitch	Kroll	Moody's	S&P	DBRS	Fitch	Kroll	Moody's	S&P
1260713	XXXXXXXXXXXXXX	XXXXXXXXXXXXXX	XXXXXX	A	A	A	A	A	N/A	N/A	N/A	N/A	N/A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	N/A	N/A	N/A	N/A	N/A	A	A	A	A	A	A	A	A	A	A
1430476	XXXXXXXXXXXXXX	XXXXXXXXXXXXXX	XXXXXX	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
1430780	XXXXXXXXXXXXXX	XXXXXXXXXXXXXX	XXXXXX	A	A	A	A	A	N/A	N/A	N/A	N/A	N/A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	N/A	N/A	N/A	N/A	N/A	A	A	A	A	A	A	A	A	A	A
1436637	XXXXXXXXXXXXXX	XXXXXXXXXXXXXX	XXXXXX	A	A	A	A	A	N/A	N/A	N/A	N/A	N/A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	N/A	N/A	N/A	N/A	N/A	A	A	A	A	A	A	A	A	A	A